Investments (Details) $ in Millions, $ in Millions	1 Months Ended
	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule Of Investments [Line Items]
Marketable equity securities					$ 57.7	$ 44.5
Other investments					1.8	0.9
Total investments					59.5	45.4
Artemis Gold Inc.
Schedule Of Investments [Line Items]
Marketable equity securities					40.3	37.2
Talisker Resources Ltd.
Schedule Of Investments [Line Items]
Marketable equity securities					9.1	0.0
Percentage of investment acquisition	14.90%	14.90%
Payment for investment	$ 11.0	$ 13.8
Other Marketable Securities
Schedule Of Investments [Line Items]
Marketable equity securities					$ 8.3	$ 7.3
Harte Gold Corp
Schedule Of Investments [Line Items]
Percentage of investment acquisition			14.90%	14.90%
Payment for investment			$ 19.8	$ 24.8